April 30, 2010

Summary

Prospectus

Legg Mason

Capital

Management

Opportunity Trust

Class : Ticker Symbol

A	: LGOAX
C	: LMOPX
FI: LMOFX
R	: LMORX
R1
I	: LMNOX

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder report, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus dated April 30, 2010, as may be amended or supplemented, the fund’s statement of additional information, dated April 30, 2010, as may be amended or supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated December 31, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT PRODUCTS • NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Investment objective

The fund seeks long-term growth of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC, the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in the fund’s Prospectus on page 18 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 29 under the heading “Sales Charge Waivers and Reductions.”

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating

Shareholder fees (paid directly from your investment) (%)
	Class A	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)[1] (%)
	Class A	Class C	Class FI	Class R	Class R1	Class I
Management fees	0.77	0.77	0.77	0.77	0.77	0.77
Distribution and/or service (12b-1) fees	0.25	1.00	0.25[2]	0.50[2]	1.00	None
Other expenses[3]	0.30	0.30	0.44	0.45	0.45	0.24
Acquired fund fees and expenses[4]	0.52	0.52	0.52	0.52	0.52	0.52
Total annual fund operating expenses	1.84	2.59	1.98	2.24	2.74	1.53

[1]	The expense information in the table has been restated to reflect current fees.
[2]

The 12b-1 fee shown in the table reflects the amount at which the Board of Directors (the “Board”) has currently limited payments under the fund’s Class R and FI Distribution Plans. Pursuant to the Distribution Plans, the Board may authorize payment of up to 0.75% and 0.40% of the fund’s Class R and FI shares’ average net assets, respectively, without shareholder approval.

[3]

“Other expenses” for Class R1 are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates. For Class A, C, FI, R and I shares, “Other expenses” have been revised to reflect the imposition of and/or scheduled increases in recordkeeping fees with respect to the class. “Other expenses” include 0.13% in interest expense.

[4]	Acquired fund fees and expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	751	1,120	1,513	2,609
Class C (with redemption at end of period)	362	805	1,375	2,924
Class C (without redemption at end of period)	262	805	1,375	2,924
Class FI (with or without redemption at end of period)	201	621	1,067	2,306
Class R (with or without redemption at end of period)	227	700	1,199	2,573
Class R1 (with or without redemption at end of period)	277	850	1,449	3,070
Class I (with or without redemption at end of period)	156	484	834	1,824

expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24.6% of the average value of its portfolio.

Principal investment strategies

The fund invests in securities, derivatives and other financial instruments that, in the adviser’s opinion, offer the opportunity for long-term growth of capital.

The adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities, including: securities convertible into common stock; preferred securities; warrants and rights; securities issued through private placements; securities issued by investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, business development companies, private investment companies (including hedge funds and private equity funds), and foreign investment companies; securities issued by exchange-traded funds; securities issued by real estate investment trusts and other issuers that invest, deal, or otherwise engage in transactions in real estate; debt securities; options, futures, forward contracts, swaps, caps, floors, collars, indexed securities and other derivatives; currencies, including currency related derivatives; commodity-linked derivatives; and other instruments. Further, the fund may engage to a substantial degree in short sales of securities and other instruments. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund’s net assets, a practice known as “leveraging.” Although the adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly known as “junk” bonds, and unrated securities.

The fund may take temporary defensive and cash management positions; in such a case, the fund may not be pursuing its principal investment strategies and may not achieve its investment objective.

Certain risks

There is no assurance that the fund will meet its investment objective.

Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Market prices of securities also may go down due to events or conditions that affect particular sectors or issuers. When market prices fall, the value of your investment will go down. In addition, the market prices of fixed income securities held by the fund may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration fixed income securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. Because these events are unprecedented, it is difficult to predict their magnitude or duration. The fund may experience a substantial or complete loss on any individual security.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock.

Liquidity risk. Some securities held by the fund may be difficult to sell, or be illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a price lower than the manager believes is appropriate. If the fund is unable to sell a deteriorating security because the market is illiquid, losses may be magnified.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value of, or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect.

Special risks of companies undergoing reorganization or restructuring. Investing in companies undergoing reorganization or restructuring involves special risks including that the transaction may not be completed on the terms or time frame contemplated, it may be difficult to obtain information on the financial condition of such companies, the issuer’s management may be addressing a type of situation with which it has little experience, and the fact that the market prices of such securities are subject to above-average price volatility.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. Small and medium capitalization companies may be more at risk than larger companies because, among other things, they may fall out of favor with investors, they may have limited product lines, operating history, or market or financial resources, or because they may depend on limited management groups. Smaller companies are often involved in actual or anticipated reorganizations or restructurings and it may be difficult to obtain information as to the financial conditions of smaller companies. Securities of smaller companies may be more volatile, especially in the short term, and may have limited liquidity, making them harder to value.

Investment company and ETF risk. Investing in securities issued by investment companies and exchange-traded funds (“ETFs”) involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The fund will indirectly bear its pro rata share of the fees and expenses incurred by any fund it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. Investing in hedge funds and other privately offered funds involves the additional risks of limited liquidity and potentially significant volatility.

REIT risk. The value of Real Estate Investment Trusts, or REITs, may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses.

The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will decline.

High yield or “junk” bond risk. Debt securities that are below investment grade, often called “junk bonds,” are speculative, have a higher risk of default or may be in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to the effects of adverse events and negative sentiments.

Convertible securities risk. Convertible securities are subject to stock market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, making the convertible security more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to stock market risk. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.

Derivatives risk. Using derivatives, especially for non-hedging purposes, can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Using derivatives may also have adverse tax consequences for the fund’s shareholders.

Credit default swap contracts, a type of derivative instrument, involve special risks, including leverage risks, liquidity risks and increased credit risk, and may result in losses to the fund. They may also be difficult to value.

Commodity derivatives risk. The value of commodity derivatives may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Privately placed securities risk. Investments in privately placed securities involve additional risks, including that the issuers of such securities are not typically subject to the same disclosure and other regulatory requirements and oversight to which public issuers are subject, there may be very little public information available about the issuers and they may have limited liquidity.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Short sales risk. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund may be required to pay in connection with the short sale. While the possible loss on a security that is purchased is limited to the price paid for the security, there is no limit on the amount of loss on a security that is sold short.

Segregated assets risk. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers’ flexibility.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as "funds of funds." As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

These risks are discussed in more detail in the fund’s Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.

No performance information is presented for Class A shares because Class A shares were outstanding for less than a full calendar year as of December 31, 2009. In addition Class R1 shares have not yet commenced operations as of the date of the fund’s Prospectus. The returns for Class A and Class R1 shares would differ from those of other classes’ shares to the extent those classes bear different expenses. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

Management

Manager: LMM LLC

Adviser: Legg Mason Capital Management, Inc.

Portfolio managers: Bill Miller, CFA, has been the fund’s Portfolio Manager since inception. Samantha McLemore was appointed Assistant Portfolio Manager for the fund in August 2008.

Total returns (before taxes) (%)

Best quarter (ended 06/30/2009): 46.22 Worst quarter (ended 12/31/2008): (41.36)

Average annual total returns (for periods ended December 31, 2009) (%)
	1 year	5 years	10 years	Since inception	Inception date
Class C
Return before taxes	82.14	(5.52)	1.99
Return after taxes on distributions	82.14	(6.12)	1.55
Return after taxes on distributions and sale of fund shares	53.39	(4.40)	1.76
Other Classes (Return before taxes only)
Class FI	83.61	(4.91)	N/A	(2.41)	02/13/2004
Class R	83.86	N/A	N/A	(14.36)	12/28/2006
Class I	85.37	(4.51)	N/A	2.69	06/26/2000
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46	0.42	(0.95)

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1	Class I
General	1,000/50	1,000/50	N/A	N/A	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None
Retirement Plans with omnibus accounts held on the books of the fund	None/None	None/None	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	N/A
Institutional Investors	1,000/50	1,000/50	1 million/None	N/A	N/A	1 million/None

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone (Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

© 2010 Legg Mason Investor Services, LLC, member FINRA, SIPC. Legg Mason Investor Services, LLC and Legg Mason Capital Management, Inc. are subsidiaries of Legg Mason, Inc. and LMM, LLC is an affiliate of Legg Mason, Inc. LMF-077SP 04/10